S-K 1603(b) Conflicts of Interest	Oct. 23, 2025
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]
A:

IWAC’s Current Sponsor, executive officers and directors may have interests in the Business Combination that may be different from, or in addition to, the interests of IWAC’s shareholders generally. The IWAC Board and the members of the Special Committee were aware of and considered these interests to the extent such interests existed at the time, among other matters, in approving the Business Combination Agreement and in recommending that the Business Combination Agreement and the transactions contemplated thereby be approved by the shareholders of IWAC. These interests include, among other things:

●	the fact that the 2,012,500 Ordinary Shares held by the Current Sponsor, and IWAC’s directors and officers, would be worthless because the Current Sponsor and IWAC’s directors and officers are not entitled to participate in any redemption or distribution with respect to such shares. Such shares had an aggregate market value of approximately $24.85 million based upon the quoted price of the IWAC Class A ordinary shares of $12.35 per share on the OTC on September 3, 2025, despite having been initially purchased for a purchase price of $0.008 per share. As a result, the Current Sponsor and IWAC’s officers and directors are likely to be able to recoup their investment in IWAC and make a substantial profit on that investment, even if Public Shares have lost significant value. This means that the Current Sponsor and IWAC’s officers and directors could earn a positive rate of return on their investment, even if the Public Shareholders experience a negative rate of return in the post-business combination company. Accordingly, IWAC’s management team may have an economic incentive that differs from that of the Public Shareholders to pursue and consummate an initial business combination rather than to liquidate and to return all of the cash in the Trust Account to the Public Shareholders, even if that business combination were with a less favorable target company or on terms less favorable to shareholders rather than liquidate;
●	the fact that the 4,795,000 IWAC Private Warrants held by the Current Sponsor were initially purchased for $1.00 per IWAC Private Warrant, which warrants will be worthless if a business combination is not consummated by December 15, 2025 (although the IWAC Private Warrants have certain rights that differ from the rights of holders of the IWAC Public Warrants, the aggregate value of the 4,795,000 IWAC Private Warrants held by the Current Sponsor estimated to be approximately $98,298 assuming the per warrant value of the IWAC Private Warrants is the same as the $0.0205 quoted price of the IWAC Public Warrants on the OTC on September 12, 2025);
●	the fact that IWAC’s Insiders have waived their right to redeem their Founder Shares and any other Ordinary Shares held by them, or to receive distributions from the Trust Account with respect to the Founder Shares upon IWAC’s liquidation if IWAC is unable to consummate its initial business combination;
●	the fact that unless IWAC consummates an initial business combination within the required time period under its organizational documents, its directors and officers will not receive reimbursement for any out-of-pocket expenses incurred by them in connection with the Business Combination (to the extent that such expenses exceed the amount of available proceeds not deposited in the Trust Account), such as identifying and investigating possible business targets and business combinations. As of the date of this proxy statement/information statement/prospectus, there were no unreimbursed expenses;
●	the continued indemnification of current directors and officers of IWAC and the continuation of directors’ and officers’ liability insurance after the Business Combination;
●	the fact that Binson Lau, the Chairman of the IWAC Board, will serve as a director of Pubco following the Closing. As such, in the future Mr. Lau may receive any cash fees or equity awards that the Pubco Board determines to pay its directors;
●	the fact that Binson Lau is both the Chairman of the IWAC Board and the Chief Executive Officer of Btab, and holds approximately 41.3% of the outstanding Btab equity;
●	the fact that John Chen is both a director of IWAC and indirectly holds approximately 0.91% of the Btab equity and is entitled to receive 20,000 Pubco Class A Shares upon the Closing;
●	the fact that Matthew Malriat is a director and Chief Financial Officer of IWAC and is entitled to receive 100,000 Pubco Class A Shares upon the Closing;
●	the fact that Yueh Eric Seto is both a director of IWAC and holds approximately 0.42% of the Btab equity and is entitled to receive 20,000 Pubco Class A Shares upon the Closing;
●	the fact that Donald Fell is a director of IWAC and will serve as a director of Pubco following the Closing. As such, in the future, Mr. Fell may receive any cash fees or equity awards that the Pubco Board determines to pay its directors;
●	the fact that the Current Sponsor, its affiliates and the Prior Sponsor have committed to loans to IWAC in the aggregate amount of approximately $4.96 million, which amount IWAC will be unable to repay to the Sponsors to the extent that the amount of such loans exceeds the amount of available proceeds not deposited in the Trust Account if a business combination is not completed; and
●	The fact that the following individuals have a material interest in the Current Sponsor, which represent indirect interests in the following securities:

Name of Person	Founder Shares	Private Warrants
Jiang Hui Bao	2,000,000	4,795,000

The Current Sponsor is controlled by its sole member, Jiang Hui Bao. Jiang Hui Bao has voting and dispositive power over 2,000,000 IWAC Ordinary Shares and 4,795,000 IWAC Private Warrants.

The foregoing interests present a risk that the Current Sponsor and IWAC’s officers and directors may be incentivized to complete a business combination with a less favorable target company or on terms less favorable to the Public Shareholders rather than to liquidate, in which case the Sponsor would lose its entire investment. As a result, the Sponsor and IWAC’s officers and directors may have a conflict of interest in determining whether Btab is an appropriate business with which to effectuate a business combination and/or in evaluating the terms of the Business Combination.